4. Fixed Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of fixed assets
	March 31, 2018	December 31, 2017

Race cars	$50,000	$50,000
Less: Accumulated depreciation	(8,334)	(5,834)

Fixed assets, net	$41,666	$44,166

	December 31, 2017	December 31, 2016

Racecars	$50,000	$200,000
Less: Accumulated depreciation	(5,834)	(103,333)

Fixed assets, net	$44,166	$99,667